Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 383,837	R$ 435,493
Cash and banks [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI, description	[1]
Total	[1]	R$ 22,293	38,492
Selic Treasury Notes [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 112,185	93,557
Selic Treasury Notes [Member] | Minimum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		102.00%
Selic Treasury Notes [Member] | Maximum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		114.00%
Bank deposit certificates [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 228,889	303,444
Bank deposit certificates [Member] | Minimum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		92.00%
Bank deposit certificates [Member] | Maximum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		114.00%
Committed [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Total		R$ 15,980
Committed [Member] | Minimum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		92.00%
Committed [Member] | Maximum [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI		96.50%
Other titles [Member]
Cash and Cash Equivalents and Marketable Securities (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Percentage of CDI, description		Fixed post - DI
Total		R$ 4,490

[1]	The Company has balances in foreign currencies in the amount of R$$19,738 (R$24,291 at June 30, 2022) on which did not bear any interest.